FINANCIAL INSTRUMENTS - Financial Assets and Liabilities by Categories (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 795	€ 606
Financial liabilities	3,323	3,173
Trade payables and fixed assets payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	712	754
Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,536	2,361
Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	75	58
At amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,248	3,115
At amortized cost | Trade payables and fixed assets payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	712	754
At amortized cost | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,536	2,361
At amortized cost | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
At Fair Value through Profit and loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	61	44
At Fair Value through Profit and loss | Trade payables and fixed assets payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
At Fair Value through Profit and loss | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
At Fair Value through Profit and loss | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	61	44
At Fair Value through OCI
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	14	14
At Fair Value through OCI | Trade payables and fixed assets payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
At Fair Value through OCI | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
At Fair Value through OCI | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	14	14
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	378	184
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	386	393
Other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	31	29
At amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	378	184
At amortized cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	378	184
At amortized cost | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
At amortized cost | Other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
At Fair Value through Profit and loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	31	29
At Fair Value through Profit and loss | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
At Fair Value through Profit and loss | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
At Fair Value through Profit and loss | Other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	31	29
At Fair Value through OCI
Disclosure of detailed information about financial instruments [line items]
Financial assets	386	393
At Fair Value through OCI | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
At Fair Value through OCI | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	386	393
At Fair Value through OCI | Other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 0	€ 0